UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	February 6, 2004

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		77
Form 13F Information Table Value Total:		$146,736

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2538    54460 SH       SOLE                    54460
Annaly Mortgage Management, In COM              035710409     1698    92300 SH       SOLE                    91800               500
Avista (formerly Washington Wa COM              940688104      222    12250 SH       SOLE                    12200                50
BP p.l.c. ADR                  COM              055622104     1519    30777 SH       SOLE                    30777
BRE Properties                 COM              05564E106     2016    60356 SH       SOLE                    59456               900
BellSouth Corp.                COM              079860102      498    17609 SH       SOLE                    17609
Brascan Corp.   (formerly Edpe COM              280905803     2345    76800 SH       SOLE                    75250              1550
Bristol-Myers Squibb           COM              110122108     3210   112250 SH       SOLE                   111550               700
Bunge Ltd.                     COM              G16962105     1715    52100 SH       SOLE                    52100
CSX Corp.                      COM              126408103      323     9000 SH       SOLE                     9000
Chesapeake Energy Corporation  COM              165167107     1521   112000 SH       SOLE                   111000              1000
ChevronTexaco Corporation      COM              166764100     6227    72080 SH       SOLE                    71849               231
Comcast Corporation Class A    COM              20030n101      207     6288 SH       SOLE                     6288
Con Agra Inc.                  COM              205887102      674    25538 SH       SOLE                    25538
Consolidated Edison, Inc.      COM              209115104      254     5900 SH       SOLE                     5900
DNP Select Income Fund (fmly.  COM              264324104     2076   189417 SH       SOLE                   189417
Donnelley (RR) & Sons          COM              257867101     2272    75350 SH       SOLE                    74600               750
Dow Chemical Co.               COM              260543103      344     8287 SH       SOLE                     8287
Du Pont                        COM              263534109     3239    70580 SH       SOLE                    70580
Duke-Weeks Realty Corp.        COM              264411505      837    27000 SH       SOLE                    26000              1000
Edison International (formerly COM              281020107      292    13310 SH       SOLE                    13310
Emerson Electric               COM              291011104     4027    62200 SH       SOLE                    61900               300
ExxonMobil                     COM              30231g102     1751    42718 SH       SOLE                    42718
General Electric               COM              369604103      543    17528 SH       SOLE                    17528
Gillette Co.                   COM              375766102     3072    83640 SH       SOLE                    83040               600
GlaxoSmithKline plc            COM              37733W105     3709    79550 SH       SOLE                    79050               500
Hawaiian Electric              COM              419870100     1293    27300 SH       SOLE                    27300
Healthcare Property Investors, COM              421915109     1849    36400 SH       SOLE                    36400
Healthcare Realty Trust        COM              421946104      413    11551 SH       SOLE                    11551
Heinz (H.J.)                   COM              423074103     2323    63775 SH       SOLE                    63475               300
Hillenbrand Industries, Inc.   COM              431573104      751    12100 SH       SOLE                    12100
Imperial Chemical Industries P COM              452704505      945    66000 SH       SOLE                    66000
Intel Corp.                    COM              458140100     1008    31302 SH       SOLE                    31302
International Business Machine COM              459200101     1284    13849 SH       SOLE                    13849
Johnson & Johnson              COM              478160104     2844    55050 SH       SOLE                    55050
Kimberly-Clark                 COM              494368103     1932    32700 SH       SOLE                    32700
Liberty Media Corporation Clas COM              530718105     1843   155020 SH       SOLE                   153980              1040
Lilly, Eli                     COM              532457108     1369    19470 SH       SOLE                    19470
Microsoft                      COM              594918104     3755   136354 SH       SOLE                   135554               800
New Plan Excel Realty Trust    COM              648053106     2075    84100 SH       SOLE                    83600               500
Norfolk Southern               COM              655844108      237    10000 SH       SOLE                    10000
Nortel Networks Corporation    COM              665815106      138    32600 SH       SOLE                    32600
Oracle Corp.                   COM              68389X105     2739   207500 SH       SOLE                   207500
PACCAR Inc.                    COM              693718108      417     4900 SH       SOLE                     4900
PG&E Corporation               COM              69331C108      908    32712 SH       SOLE                    32712
Pepsico Inc.                   COM              713448108     2504    53706 SH       SOLE                    53406               300
Pfizer Inc.                    COM              717081103     2332    66002 SH       SOLE                    66002
Plum Creek Timber Company, Inc COM              729251108     3034    99650 SH       SOLE                    99150               500
Preferred Voice, Inc.          COM              740432109        1    11376 SH       SOLE                    11376
Procter & Gamble               COM              742718109    16618   166380 SH       SOLE                   166380
Royal Dutch Petroleum          COM              780257804      265     5050 SH       SOLE                     5050
SBC Communications             COM              78387G103     2872   110146 SH       SOLE                   109489               657
Safeguard Scientifics          COM              786449108      786   194450 SH       SOLE                   194450
Safeway Inc.                   COM              786514208      455    20750 SH       SOLE                    20750
Sara Lee                       COM              803111103     2038    93857 SH       SOLE                    93357               500
Schering Plough                COM              806605101     1116    64160 SH       SOLE                    63660               500
Scottish Power PLC ADS (frmly  COM              81013t705      282    10377 SH       SOLE                    10377
Sun Microsystems Inc.          COM              866810104      286    63600 SH       SOLE                    63600
The India Fund                 COM              454089103      512    20300 SH       SOLE                    20300
Unilever PLC                   COM              904767704     2655    70600 SH       SOLE                    70600
Union Pacific Corp.            COM              907818108      382     5500 SH       SOLE                     5500
United Dominion Realty Trust   COM              910197102      338    17600 SH       SOLE                    17600
United Technologies            COM              913017109     2611    27550 SH       SOLE                    27550
Verizon Corporation            COM              92343V104     1664    47422 SH       SOLE                    47346                76
Washington REIT SBI            COM              939653101      204     7000 SH       SOLE                     7000
ASA Limited                    COM              002050102     3347    73550 SH       SOLE                    73050               500
Central Fund of Canada Ltd.    COM              153501101     2357   448900 SH       SOLE                   448700               200
Goldcorp, Inc.                 COM              380956409     2611   163700 SH       SOLE                   162200              1500
Hecla Mining                   COM              422704106      779    94000 SH       SOLE                    94000
IAMGOLD Corporation            COM              450913108      895   129000 SH       SOLE                   129000
Kinross Gold Corporation       COM              496902206      329    41200 SH       SOLE                    41200
Newmont Mining                 COM              651639106     7569   155701 SH       SOLE                   154451              1250
Pan American Silver Corp.      COM              697900108     1813   126800 SH       SOLE                   126800
ING Groep NV 6.2% Perpetual De PFD              456837400     1865    73000 SH       SOLE                    73000
Lehman Brothers Holdings 6.5%  PFD              524908720     3739   138700 SH       SOLE                   137700              1000
Pimco High Income Fund Ser. T  COM              722014305     1000       40 SH       SOLE                       38                 2
Templeton Global Income Fund   COM              880198106     4226   443900 SH       SOLE                   443900